Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property and Equipment

Property and equipment were as follows:

	June 30, 2014	December 31, 2013

	(in millions)
Land	$4,097	$4,098
Buildings and leasehold improvements	5,609	5,511
Furniture and equipment	1,193	1,172
Construction-in-progress	81	67

	10,980	10,848
Accumulated depreciation and amortization	(1,944)	(1,790)

	$9,036	$9,058

Property and equipment were as follows:

	December 31,
	2013	2012
	(in millions)
Land	$4,098	$4,090
Buildings and leasehold improvements	5,511	5,450
Furniture and equipment	1,172	1,111
Construction-in-progress	67	88

	10,848	10,739
Accumulated depreciation and amortization	(1,790)	(1,542)

	$9,058	$9,197

Impairment Losses Recognized on Assets Included in Property and Equipment, by Property Type

The following table details the impairment losses recognized on our assets included in property and equipment, by property type, for the years ended December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
	(in millions)
Owned and leased hotels	$42	$17
Timeshare properties	—	3
Corporate office facilities	11	—

	$53	$20